CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/LOSS
Net income/(loss)	¥ (289,001)	$ (41,901)	¥ 136,952	¥ 229,706
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	34,379	4,984	(17,938)	(45,117)
Unrealized (loss)/gain on available-for-sale investments and others, (net of tax effect of RMB4,017, nil and RMB7,096 for the years ended December 31, 2020, 2021 and 2022, respectively)	42,146	6,111	2,585	(21,340)
Comprehensive income/(loss)	(212,476)	(30,806)	121,599	163,249
Less: Net income /(loss) attributable to noncontrolling interest	(693)	(100)	(851)	953
Comprehensive income/(loss) attributable to Zepp Health Corporation	¥ (211,783)	$ (30,706)	¥ 122,450	¥ 162,296